Shareholder Report, Line Graph (Details) - USD ($)	Oct. 01, 2014	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000129549
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro ETF
Account Value	$ 10,000	$ 16,899	$ 15,968	$ 16,215	$ 14,947	$ 12,548	$ 12,290	$ 12,700	$ 11,495	$ 10,852	$ 10,793
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 10,000	$ 15,747	$ 14,380	$ 14,076	$ 13,089	$ 11,646	$ 11,114	$ 10,835	$ 10,658	$ 10,354	$ 10,506